NOTES PAYABLE (Tables)	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2022
Debt Disclosure [Abstract]
Notes Payable Related Party

As of December 31, 2022
David Koos	$710
Total:	$710

As of March 31, 2023
David Koos	$710
Total:	$710

As of June 30, 2023
David Koos	$710
Total:	$710

As of September 30, 2022
David Koos	$710
Total:	$710

Schedule of non related party

Bostonia Partners, Inc	$100.000
Total:	$100,000

Bostonia Partners, Inc	$100,000
Total:	$100,000